Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended					12 Months Ended										12 Months Ended									12 Months Ended										12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Apr. 08, 2013	Jun. 16, 2010	Sep. 30, 2013 HHI Business [Member]	Sep. 30, 2012 HHI Business [Member]	Sep. 30, 2011 HHI Business [Member]	Apr. 08, 2013 HHI Business [Member]	Dec. 17, 2012 HHI Business [Member]	Sep. 30, 2013 Shaser, Inc. [Member]	Sep. 30, 2012 Shaser, Inc. [Member]	Sep. 30, 2011 Shaser, Inc. [Member]	Dec. 17, 2012 Shaser, Inc. [Member]	Nov. 08, 2012 Shaser, Inc. [Member]	Dec. 17, 2012 Preliminary Valuation at March 31, 2013 [Member] HHI Business [Member]	Dec. 17, 2012 Preliminary Valuation at December 30, 2012 [Member] HHI Business [Member]	Nov. 08, 2012 Preliminary Valuation at December 30, 2012 [Member] Shaser, Inc. [Member]	Nov. 08, 2012 Spectrum Brands Holdings, Inc. [Member] Shaser, Inc. [Member]	Apr. 08, 2013 TLM Taiwan [Member] HHI Business [Member]	Sep. 30, 2013 Patented Technology [Member] Shaser, Inc. [Member]	Sep. 30, 2013 Licensing Agreements [Member] HHI Business [Member]	Sep. 30, 2013 Trade Names [Member] HHI Business [Member]	Sep. 30, 2013 Minimum [Member] Patented Technology [Member] HHI Business [Member]	Sep. 30, 2013 Minimum [Member] Licensing Agreements [Member] HHI Business [Member]	Sep. 30, 2013 Minimum [Member] Trade Names [Member] HHI Business [Member]	Sep. 30, 2013 Minimum [Member] Customer Relationships [Member] HHI Business [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2013 Maximum [Member] Patented Technology [Member] HHI Business [Member]	Sep. 30, 2013 Maximum [Member] Licensing Agreements [Member] HHI Business [Member]	Sep. 30, 2013 Maximum [Member] Trade Names [Member] HHI Business [Member]	Sep. 30, 2013 Maximum [Member] Customer Relationships [Member] HHI Business [Member]	Sep. 30, 2013 Customer Relationships [Member] HHI Business [Member]	Sep. 30, 2013 Customer Relationships [Member] Minimum [Member] HHI Business [Member]	Sep. 30, 2013 Customer Relationships [Member] Maximum [Member] HHI Business [Member]	Sep. 30, 2013 Technology Assets [Member] Shaser, Inc. [Member]	Sep. 30, 2013 Patented Technology [Member] HHI Business [Member]	Dec. 17, 2012 Patented Technology [Member] HHI Business [Member]	Sep. 30, 2013 Patented Technology [Member] Shaser, Inc. [Member]	Sep. 30, 2013 Licensing Agreements [Member] HHI Business [Member]	Dec. 17, 2012 Licensing Agreements [Member] HHI Business [Member]	Sep. 30, 2013 Trade Names [Member] HHI Business [Member]	Dec. 17, 2012 Trade Names [Member] HHI Business [Member]	Sep. 30, 2013 Trade Names [Member] Minimum [Member] HHI Business [Member]	Sep. 30, 2013 Trade Names [Member] Maximum [Member] HHI Business [Member]
Business Acquisition [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount									$ 66,414					$ 49,848
Sales Revenue, Goods, Net	1,137,732	1,089,825	987,756	870,268	832,576	824,803	746,285	848,771	4,085,581	3,252,435	3,186,916
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																	843	24,085					870		17,406	870
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles																							29,300			35,500
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Cash														5,836					0
Business Acquisition, Negotiated Purchase Price																		1,300,000					50,000				6,197	100,000
Business Acquisition, Working Capital and Other Adjustments																		(7,669)	51				(423)	(10,738)				(6,500)
Business Acquisition, Preliminary Purchase Price																		1,281,593					43,431
Payments to Acquire Businesses, Gross									1,375,093
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables																	11	108,659							104,641
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Assets														4,007
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory																	1,135	208,357							207,160
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory														62
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other																	2,148	9,283							13,311
Business Combination, Provisional Information, Initital Accounting Incomplete, Adjustments, Prepaid Expenses and Other														(6,176)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																	36,750	138,391							104,502
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment														(2,861)
Increase (Decrease) in Other Operating Assets and Liabilities, Net									(16,047)	7,082	29,170			7,022
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill																	17,100	489,100							470,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles														2,000					(6,200)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets																	124	7,514					148		3,051	2,679
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Other Long-term Assets														4,339					(2,531)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets												58,111						985,389					30,318		920,071	39,049
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities																							8,832			14,398
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Total Assets Acquired														7,207					(8,731)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable																	0	138,107							130,140
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities														7,967
Business Combination, Purchase Price Allocation, Deferred Tax Asset (Liability), Net, Current																	0	7,164							7,081
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Deferred Tax Liabilities Current														83
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other																	241	42,737							37,530
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Accrued Liabilities														4,966
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent																	(1,930)	(116,429)							(104,708)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Deferred Tax Liabilities, Net Noncurrent														9,791
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																	8,089								11,231
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Other Long-term Liabilities														453
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities																		19,773
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities												10,260						324,210							290,690
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Total Liabilities Assumed														23,260					(5,566)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net												47,851						661,179					21,486		629,381	24,651
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments, Net Assets Acquired														(16,053)					(3,165)
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																	0	(3,939)					(45,204)		(2,235)	(45,151)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Equity Interests														(1,704)					(53)
Goodwill																	45,649	717,853					67,149		662,116	63,880
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net												93,500						1,375,093					43,431		1,289,262	43,380
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred																			51
Goodwill, Purchase Accounting Adjustments														10,088					3,269
Inventory Adjustments																		31,000
Business Acquisition, Property Plant and Equipment Adjustment																		10,007
Fair Value Input, Royalty Rate																														4.00%		4.00%		3.00%	2.50%			5.00%		5.00%	16.00%				10.50%								1.00%	3.50%
Fair Value Inputs, Long-term Revenue Growth Rate																			3.00%										3.00%		2.50%	2.50%	2.50%	2.50%				31.00%	5.00%	5.00%													2.50%	16.00%
Fair Value Input, Customer Retention Rate																																										95.00%
Fair Value Input, Income Tax Rate																			35.00%																								17.00%	35.00%		35.00%		35.00%	35.00%		35.00%		17.00%	35.00%
Fair Value Inputs, Discount Rate																			17.00%																							12.00%				12.00%		11.00%	12.00%		12.00%
Finite-Lived License Agreements, Gross																																																		13,000
Finite-Lived Trade Names, Gross																																																				4,100
Indefinite-Lived Trade Names	1,178,050				841,068				1,178,050	841,068	826,795							331,000
Finite-Lived Customer Relationships, Gross																		90,000
Finite-Lived Intangible Asset, Useful Life																																				20 years						20 years				10 years		13 years	5 years		8 years
Finite-Lived Patents, Gross																						29,300																									51,000
Deferred Tax Liabilities, Net	(459,815)				(349,322)				(459,815)	(349,322)								123,593
Business Acquisition, Pro Forma Revenue									4,277,358	4,226,083	4,162,012			191,777	973,648	975,096
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(47,510)	52,795	(74,626)
Business Acquisition, Pro Forma Net Income (Loss)									(42,568)	128,915	2,409			4,942	76,120	77,035
Business Combination, Acquisition and Integration Related Costs									$ 48,445	$ 31,066	$ 36,603			$ 36,932	$ 0	$ 0			$ 4,828	$ 0	$ 0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													36.00%										44.00%														40.00%
Business Acquisition, Percentage of Voting Interests Acquired																							49.00%				56.00%